Consolidated statements of financial position - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash	$ 442	$ 603
Cash equivalents	183	250
Trade and other receivables	3,135	2,979
Inventory	380	403
Prepaid expenses	375	420
Other current assets	124	200
Total current assets	4,639	4,855
Non-current assets
Property, plant and equipment	24,033	22,346
Intangible assets	13,305	11,998
Deferred tax assets	144	89
Investments in associates and joint ventures	814	852
Other non-current assets	900	1,010
Goodwill	10,428	8,958
Total non-current assets	49,624	45,253
Total assets	54,263	50,108
Current liabilities
Trade payables and other liabilities	4,623	4,326
Interest payable	168	156
Dividends payable	678	617
Current tax liabilities	140	122
Debt due within one year	5,178	4,887
Total current liabilities	10,787	10,108
Non-current liabilities
Long-term debt	18,215	16,572
Deferred tax liabilities	2,447	2,192
Post-employment benefit obligations	2,108	2,105
Other non-current liabilities	1,223	1,277
Total non-current liabilities	23,993	22,146
Total liabilities	34,780	32,254
Commitments and contingencies
EQUITY
Contributed surplus	1,162	1,160
Accumulated other comprehensive (loss) income	(17)	46
Deficit	(6,080)	(6,040)
Total equity attributable to BCE shareholders	19,160	17,540
Non-controlling interest	323	314
Total equity	19,483	17,854
Equity and liabilities	54,263	50,108
Preferred shares
EQUITY
STATED CAPITAL	4,004	4,004
Common shares
EQUITY
STATED CAPITAL	$ 20,091	$ 18,370